Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Notional Amounts of Derivatives

The notional amounts of these derivatives as of December 31, 2013 were as follows:

$ in millions
Forward exchange and options for conversion of:
Euros into Dollars	11.0

Japanese Yen into Dollars	51.6

Dollars into NIS	32.0

Korean Won into Dollars	19.7

Chinese Yuan into Dollars	14.9

Taiwan Dollars into Dollars	39.4

Activity in Accumulated Other Comprehensive Income (Loss)

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Balance at beginning of year	628	(600)	581
Unrealized gains (losses) from derivatives	1,640	498	(267)
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(645)	(708)	(48)
included in various statements of operations items	(1,211)	1,303	(757)
Tax effect	(3)	135	(109)

Balance at end of year	409	628	(600)

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013 and 2012, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 2	Total
December 31, 2013:
Assets:
Derivative assets designated as hedging instruments	361	361

Derivative assets not designated as hedging instruments	958	958

Liabilities -
Derivative liabilities not designated as hedging instruments	131	131

December 31, 2012:
Assets:
Derivative assets designated as hedging instruments	648	648

Derivative assets not designated as hedging instruments	1,690	1,690

Liabilities -
Derivative liabilities not designated as hedging instrument	573	573